FAIR VALUE MEASUREMENT (Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired Auction Rate Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 1,230	$ 1,313
Cumulative impairment marketable securities	2,813	2,818
Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward currency derivatives	152	1,100
Total	49,254	87,153
Contingent consideration	6,750	2,535
Total	6,750	2,535
Recurring Basis [Member] | Corporate Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	17,847	31,510
Recurring Basis [Member] | ARS [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,230	1,313
Recurring Basis [Member] | Government Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	4,302	23,144
Recurring Basis [Member] | Government Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	13,231	7,011
Recurring Basis [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	12,492	23,075
Level 1 [Member] | Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward currency derivatives
Total	12,492	23,075
Contingent consideration
Total
Level 1 [Member] | Recurring Basis [Member] | Corporate Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 1 [Member] | Recurring Basis [Member] | ARS [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 1 [Member] | Recurring Basis [Member] | Government Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 1 [Member] | Recurring Basis [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	12,492	23,075
Level 2 [Member] | Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward currency derivatives	152	1,100
Total	35,532	62,765
Contingent consideration
Total
Level 2 [Member] | Recurring Basis [Member] | Corporate Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	17,847	31,510
Level 2 [Member] | Recurring Basis [Member] | ARS [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 2 [Member] | Recurring Basis [Member] | Government Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	4,302	23,144
Level 2 [Member] | Recurring Basis [Member] | Government Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	13,231	7,011
Level 2 [Member] | Recurring Basis [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 3 [Member] | Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward currency derivatives
Total	1,230	1,313
Contingent consideration	6,750	2,535
Total	6,750	2,535
Level 3 [Member] | Recurring Basis [Member] | Corporate Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 3 [Member] | Recurring Basis [Member] | ARS [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,230	1,313
Level 3 [Member] | Recurring Basis [Member] | Government Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities
Level 3 [Member] | Recurring Basis [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities